AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 88.3%
Common Stocks — 76.6%
Aerospace & Defense — 1.3%
AeroVironment, Inc.*	1,500	$ 91,440
Airbus SE (France)	24,911	1,631,286
Astrotech Corp.*	7,086	18,424
Axon Enterprise, Inc.*	2,600	184,002
Boeing Co. (The)	14,721	2,195,490
Bombardier, Inc. (Canada) (Class B Stock)*	151,641	49,028
CAE, Inc. (Canada)	9,500	120,092
Dassault Aviation SA (France)	2,220	1,834,586
HEICO Corp. (Class A Stock)	1,601	102,304
Hexcel Corp.	6,110	227,231
L3Harris Technologies, Inc.	2,096	377,531
Leonardo SpA (Italy)	104,167	693,087
Meggitt PLC (United Kingdom)	140,217	502,895
Mercury Systems, Inc.*	3,400	242,556
Northrop Grumman Corp.	6,020	1,821,351
Rolls-Royce Holdings PLC (United Kingdom)*	129,173	542,750
Spirit AeroSystems Holdings, Inc. (Class A Stock)	6,600	157,938
Teledyne Technologies, Inc.*	1,200	356,724
Thales SA (France)	55,700	4,666,741
		15,815,456
Air Freight & Logistics — 0.1%
United Parcel Service, Inc. (Class B Stock)	11,140	1,040,699
XPO Logistics, Inc.*	3,400	165,750
		1,206,449
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	429,634	110,951
Alaska Air Group, Inc.	6,823	194,251
JetBlue Airways Corp.*	21,000	187,950
United Airlines Holdings, Inc.*(a)	2,271	71,650
		564,802
Auto Components — 0.5%
Aptiv PLC	338	16,643
Autoliv, Inc. (Sweden)(a)	3,230	148,612
Bridgestone Corp. (Japan)	20,000	613,382
CIE Automotive SA (Spain)	6,882	106,274
Denso Corp. (Japan)	6,600	212,186
Freni Brembo SpA (Italy)(a)	11,643	86,710
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	37,100	99,893
Gentex Corp.	11,262	249,566
Koito Manufacturing Co. Ltd. (Japan)	3,100	104,491
Lear Corp.	1,460	118,625
Magna International, Inc. (Canada)	47,431	1,513,998
Musashi Seimitsu Industry Co. Ltd. (Japan)	21,500	165,523
NGK Spark Plug Co. Ltd. (Japan)	13,000	181,637
Nifco, Inc. (Japan)	8,600	153,863
Nippon Seiki Co. Ltd. (Japan)	17,800	189,839
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	82,300	$ 1,614,980
Tenneco, Inc. (Class A Stock)*	14,000	50,400
Toyo Tire Corp. (Japan)	19,900	226,796
Varroc Engineering Ltd. (India), 144A	24,928	41,819
Veoneer, Inc. (Sweden)*(a)	8,830	64,636
Workhorse Group, Inc.*(a)	24,500	44,345
		6,004,218
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	10,672	548,763
Daimler AG (Germany)(a)	22,255	670,141
Ferrari NV (Italy)	28	4,272
Maruti Suzuki India Ltd. (India)	9,750	552,184
Mitsubishi Motors Corp. (Japan)	176,200	499,802
Suzuki Motor Corp. (Japan)	12,600	301,369
Tesla, Inc.*(a)	3,732	1,955,568
Toyota Motor Corp. (Japan)	29,600	1,781,968
		6,314,067
Banks — 3.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	69,747	576,299
Atlantic Union Bankshares Corp.	14,025	307,148
Axis Bank Ltd. (India)	181,435	908,672
Banco Bradesco SA (Brazil), ADR	154,560	627,514
Banco Comercial Portugues SA (Portugal) (Class R Stock)	2,265,993	254,292
Bank Central Asia Tbk PT (Indonesia)	869,600	1,469,424
Bank Negara Indonesia Persero Tbk PT (Indonesia)	977,700	229,092
Bank of America Corp.	153,341	3,255,429
BankUnited, Inc.	18,300	342,210
BAWAG Group AG (Austria), 144A*	30,238	853,592
BNP Paribas SA (France)	51,254	1,543,684
Boston Private Financial Holdings, Inc.	29,825	213,249
Citigroup, Inc.(a)	44,853	1,889,208
County Bancorp, Inc.	5,100	94,350
Credicorp Ltd. (Peru)	6,467	925,234
Danske Bank A/S (Denmark)*	22,684	255,883
Eagle Bancorp, Inc.	6,730	203,313
East West Bancorp, Inc.	10,753	276,782
Erste Group Bank AG (Austria)*	54,040	1,006,592
Fifth Third Bancorp	68,406	1,015,829
FinecoBank Banca Fineco SpA (Italy)	37,610	346,111
First Abu Dhabi Bank PJSC (United Arab Emirates)	243,008	638,046
First Business Financial Services, Inc.	15,688	243,164
First Citizens BancShares, Inc. (Class A Stock)	1,240	412,759
First Internet Bancorp	3,728	61,214
Fukuoka Financial Group, Inc. (Japan)	13,900	183,589
Hilltop Holdings, Inc.	15,700	237,384
Home BancShares, Inc.	26,280	315,097
HSBC Holdings PLC (United Kingdom)	141,080	792,431
ICICI Bank Ltd. (India), ADR	58,123	494,046
ING Groep NV (Netherlands)	197,633	1,029,557
JPMorgan Chase & Co.	71,680	6,453,350
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
KBC Group NV (Belgium)	29,805	$ 1,363,495
Lloyds Banking Group PLC (United Kingdom)	2,803,236	1,097,422
Mitsubishi UFJ Financial Group, Inc. (Japan)	342,000	1,271,086
National Bank of Canada (Canada)	22,254	860,083
Nordea Bank Abp (Finland)*	226,301	1,269,144
OTP Bank Nyrt (Hungary)	12,005	347,746
Park National Corp.	2,370	184,007
Pinnacle Financial Partners, Inc.(a)	9,286	348,596
PNC Financial Services Group, Inc. (The)	5,590	535,075
Renasant Corp.	17,230	376,303
Sberbank of Russia PJSC (Russia), ADR	62,660	588,278
Seacoast Banking Corp. of Florida*	15,800	289,298
Signature Bank	2,519	202,502
South State Corp.	3,790	222,587
Sterling Bancorp(a)	14,400	150,480
Swedbank AB (Sweden) (Class A Stock)*	69,869	778,476
TCF Financial Corp.	14,303	324,106
Truist Financial Corp.	7,969	245,764
U.S. Bancorp	28,705	988,887
United Overseas Bank Ltd. (Singapore)	86,900	1,182,195
Van Lanschot Kempen NV (Netherlands)	7,439	91,184
Wells Fargo & Co.	112,158	3,218,935
WesBanco, Inc.	14,433	342,062
		43,732,255
Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	39,900	820,518
Coca-Cola Co. (The)	28,560	1,263,780
Coca-Cola Consolidated, Inc.	420	87,583
Constellation Brands, Inc. (Class A Stock)	431	61,788
Diageo PLC (United Kingdom)	18,486	592,589
Keurig Dr. Pepper, Inc.	4,900	118,923
Kirin Holdings Co. Ltd. (Japan)	55,400	1,098,513
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	8,402	1,318,447
Monster Beverage Corp.*	10,148	570,926
National Beverage Corp.*(a)	2,710	115,581
PepsiCo, Inc.	21,368	2,566,297
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	216,000	1,095,013
		9,709,958
Biotechnology — 1.8%
AbbVie, Inc.(a)	95,053	7,242,088
Abcam PLC (United Kingdom)	43,890	621,615
ACADIA Pharmaceuticals, Inc.*(a)	5,500	232,375
Acceleron Pharma, Inc.*	3,770	338,810
Aimmune Therapeutics, Inc.*(a)	10,700	154,294
Alexion Pharmaceuticals, Inc.*	12,263	1,101,095
Alkermes PLC*	15,760	227,259
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alnylam Pharmaceuticals, Inc.*	3,680	$ 400,568
Amgen, Inc.	539	109,272
Argenx SE (Netherlands), ADR*	2,486	327,481
Biogen, Inc.*	2,209	698,883
BioMarin Pharmaceutical, Inc.*	6,755	570,798
Bluebird Bio, Inc.*	5,200	238,992
Blueprint Medicines Corp.*	3,650	213,452
Clovis Oncology, Inc.*(a)	9,800	62,328
Exact Sciences Corp.*(a)	8,465	490,970
Exelixis, Inc.*	19,200	330,624
FibroGen, Inc.*	6,300	218,925
Galapagos NV (Belgium)*	6,631	1,319,376
Genprex, Inc.*	15,000	36,300
Genus PLC (United Kingdom)	10,133	410,757
Hualan Biological Engineering, Inc. (China) (Class A Stock)	55,100	371,311
Immunomedics, Inc.*(a)	13,200	177,936
Incyte Corp.*	2,279	166,891
Ionis Pharmaceuticals, Inc.*	4,679	221,223
Iovance Biotherapeutics, Inc.*	6,400	191,584
Moderna, Inc.*	7,200	215,640
Momenta Pharmaceuticals, Inc.*	7,800	212,160
Neurocrine Biosciences, Inc.*	3,350	289,943
Portola Pharmaceuticals, Inc.*(a)	14,200	101,246
Regeneron Pharmaceuticals, Inc.*	222	108,400
Sage Therapeutics, Inc.*	6,570	188,690
Sarepta Therapeutics, Inc.*	2,500	244,550
Seattle Genetics, Inc.*	4,600	530,748
United Therapeutics Corp.*	2,955	280,208
Vertex Pharmaceuticals, Inc.*	12,178	2,897,755
		21,544,547
Building Products — 0.2%
American Woodmark Corp.*	3,340	152,204
Apogee Enterprises, Inc.	9,790	203,828
Blue Star Ltd. (India)	14,854	90,023
Cornerstone Building Brands, Inc.*	11,212	51,127
DIRTT Environmental Solutions (Canada)*	65,123	65,711
dormakaba Holding AG (Switzerland)*	732	325,618
Nitto Boseki Co. Ltd. (Japan)(a)	7,300	322,657
Polypipe Group PLC (United Kingdom)	21,480	121,983
Sanwa Holdings Corp. (Japan)	33,900	264,119
Simpson Manufacturing Co., Inc.	6,500	402,870
Trex Co., Inc.*(a)	3,480	278,887
Tyman PLC (United Kingdom)	49,047	93,294
		2,372,321
Capital Markets — 2.2%
AJ Bell PLC (United Kingdom)	50,737	195,825
Apollo Global Management, Inc.	7,800	261,300
Ashford, Inc.*	2,410	13,858
Avanza Bank Holding AB (Sweden)	28,426	236,780
Blackstone Group, Inc. (The) (Class A Stock)	18,800	856,716
Blucora, Inc.*	13,100	157,855
Cboe Global Markets, Inc.	5,969	532,733
Charles Schwab Corp. (The)(a)	59,125	1,987,782

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
CME Group, Inc.	14,539	$ 2,513,938
Draper Esprit PLC (United Kingdom)*	50,205	220,353
E*TRADE Financial Corp.	46,368	1,591,350
EQT AB (Sweden)*	15,994	190,446
FactSet Research Systems, Inc.	1,188	309,688
Georgia Capital PLC (Georgia)*	7,347	38,728
Goldman Sachs Group, Inc. (The)	4,671	722,090
Greenhill & Co., Inc.	6,448	63,448
Intercontinental Exchange, Inc.	17,071	1,378,483
Intermediate Capital Group PLC (United Kingdom)	49,403	549,518
Investec PLC (South Africa)	156,387	292,478
IP Group PLC (United Kingdom)*	84,418	52,072
Julius Baer Group Ltd. (Switzerland)*	37,053	1,252,082
KKR & Co., Inc. (Class A Stock)	16,500	387,255
London Stock Exchange Group PLC (United Kingdom)	19,359	1,741,604
MarketAxess Holdings, Inc.	905	300,976
Morgan Stanley	127,766	4,344,044
MSCI, Inc.(a)	701	202,561
Ninety One PLC (United Kingdom)*	82,898	178,031
Pendal Group Ltd. (Australia)	28,871	76,720
S&P Global, Inc.	7,838	1,920,702
State Street Corp.	18,463	983,524
TD Ameritrade Holding Corp.	13,314	461,463
Tikehau Capital SCA (France)	11,612	274,344
TMX Group Ltd. (Canada)	7,407	551,433
Tradeweb Markets, Inc. (Class A Stock)	5,674	238,535
UBS Group AG (Switzerland)*	121,718	1,130,271
Virtus Investment Partners, Inc.	1,641	124,897
XP, Inc. (Brazil) (Class A Stock)*(a)	20,864	402,467
		26,736,350
Chemicals — 2.0%
Air Liquide SA (France)	7,870	1,007,985
Air Products & Chemicals, Inc.	9,278	1,851,982
Akzo Nobel NV (Netherlands)	17,036	1,112,150
BASF SE (Germany)	13,475	642,100
Covestro AG (Germany), 144A	18,429	563,337
Croda International PLC (United Kingdom)	5,094	268,261
Denka Co. Ltd. (Japan)	7,500	156,814
DIC Corp. (Japan)	40,100	881,355
DuPont de Nemours, Inc.	11,998	409,132
Ecolab, Inc.	1,003	156,297
GCP Applied Technologies, Inc.*	8,665	154,237
Huntsman Corp.	25,193	363,535
Incitec Pivot Ltd. (Australia)	281,792	348,502
Johnson Matthey PLC (United Kingdom)	10,746	238,074
Kansai Paint Co. Ltd. (Japan)	21,100	402,856
Koninklijke DSM NV (Netherlands)	9,853	1,117,477
Kraton Corp.*	5,700	46,170
Linde PLC (United Kingdom), (NYSE)	38,822	6,716,206
Linde PLC (United Kingdom), (XETR)	9,345	1,639,993
Nippon Shokubai Co. Ltd. (Japan)	12,800	582,945
Nippon Soda Co. Ltd. (Japan)	7,500	186,850
NOF Corp. (Japan)	8,000	253,346
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
PPG Industries, Inc.	18,979	$ 1,586,644
RPM International, Inc.	20,992	1,249,024
Sakata INX Corp. (Japan)	24,800	209,012
Sherwin-Williams Co. (The)	2,000	919,040
Sumitomo Seika Chemicals Co. Ltd. (Japan)	3,500	85,744
Tronox Holdings PLC (Class A Stock)	11,600	57,768
Valvoline, Inc.	15,787	206,652
Victrex PLC (United Kingdom)	20,713	506,272
WR Grace & Co.	5,577	198,541
Yara International ASA (Norway)	9,234	290,903
		24,409,204
Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.	63,502	51,437
Cintas Corp.	543	94,058
Clean Harbors, Inc.*	4,264	218,914
Country Garden Services Holdings Co. Ltd. (China)	219,000	883,848
Covanta Holding Corp.	32,500	277,875
Deluxe Corp.	8,300	215,219
Downer EDI Ltd. (Australia)	233,179	425,069
Greentown Service Group Co. Ltd. (China)	254,000	306,305
HomeServe PLC (United Kingdom)	56,982	749,191
IAA, Inc.*	8,711	260,982
KAR Auction Services, Inc.	12,711	152,532
SPIE SA (France)	9,821	98,101
Stericycle, Inc.*	3,500	170,030
Waste Connections, Inc.	31,698	2,456,595
		6,360,156
Communications Equipment — 0.4%
Cisco Systems, Inc.	12,511	491,807
CommScope Holding Co., Inc.*	15,600	142,116
Lumentum Holdings, Inc.*	3,027	223,090
Motorola Solutions, Inc.(a)	17,100	2,272,932
Nokia OYJ (Finland)	255,835	799,802
Viavi Solutions, Inc.*	34,587	387,720
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	30,900	231,985
		4,549,452
Construction & Engineering — 0.2%
Arcosa, Inc.	6,900	274,206
Jacobs Engineering Group, Inc.	21,907	1,736,568
JGC Holdings Corp. (Japan)	39,900	316,969
Maeda Corp. (Japan)	39,500	290,891
MasTec, Inc.*(a)	5,700	186,561
		2,805,195
Construction Materials — 0.0%
HeidelbergCement AG (Germany)	11,049	469,936
Consumer Finance — 0.1%
Ally Financial, Inc.	11,000	158,730
American Express Co.	6,036	516,742

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Funding Circle Holdings PLC (United Kingdom), 144A*	171,787	$ 116,010
LendingTree, Inc.*	180	33,010
Shriram Transport Finance Co. Ltd. (India)	31,188	270,613
SLM Corp.	28,500	204,915
		1,300,020
Containers & Packaging — 0.8%
Amcor PLC, CDI	309,252	2,480,965
Avery Dennison Corp.	9,834	1,001,790
Ball Corp.	33,267	2,151,044
Crown Holdings, Inc.*	4,700	272,788
Graphic Packaging Holding Co.	24,000	292,800
Huhtamaki OYJ (Finland)	5,709	183,007
International Paper Co.	16,538	514,828
Packaging Corp. of America	25,700	2,231,531
Sealed Air Corp.	21,172	523,160
Sonoco Products Co.	10,200	472,770
Westrock Co.	11,326	320,073
		10,444,756
Distributors — 0.0%
B&S Group Sarl (Luxembourg), 144A	16,438	73,128
Core-Mark Holding Co., Inc.	4,200	119,994
PALTAC Corp. (Japan)	4,000	199,636
Pool Corp.	1,010	198,738
		591,496
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	30,800	785,674
Bright Horizons Family Solutions, Inc.*	2,260	230,520
frontdoor, Inc.*	3,350	116,513
Graham Holdings Co. (Class B Stock)	380	129,645
Hope Education Group Co. Ltd. (China), 144A	1,614,000	369,319
Service Corp. International	4,930	192,812
ServiceMaster Global Holdings, Inc.*	7,900	213,300
		2,037,783
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	86,903	444,154
Equitable Holdings, Inc.	113,716	1,643,196
FirstRand Ltd. (South Africa)	177,496	398,771
Hypoport AG (Germany)*	698	203,431
ORIX Corp. (Japan)	72,500	865,202
Sprott Physical Gold Trust*	7,300	95,776
Syncona Ltd.	85,256	221,088
Voya Financial, Inc.	9,850	399,418
		4,271,036
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	54,428	1,586,576
ATN International, Inc.	3,270	191,982
Bharti Infratel Ltd. (India)	184,278	389,686
BT Group PLC (United Kingdom)	532,759	772,938
GCI Liberty, Inc. (Class A Stock)*	2,900	165,213
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Helios Towers PLC (Tanzania)*	199,861	$ 343,894
KT Corp. (South Korea)	5,278	85,767
KT Corp. (South Korea), ADR*	61,324	477,101
Nippon Telegraph & Telephone Corp. (Japan)	204,400	4,897,479
Orange SA (France)	59,506	728,645
Sarana Menara Nusantara Tbk PT (Indonesia)	16,210,400	667,497
Telefonica Deutschland Holding AG (Germany)	222,437	549,951
		10,856,729
Electric Utilities — 2.1%
American Electric Power Co., Inc.	22,025	1,761,560
Edison International	45,323	2,483,247
EDP - Energias do Brasil SA (Brazil)	179,756	562,159
Electricite de France SA (France)	83,449	658,903
Entergy Corp.	18,477	1,736,284
Eversource Energy	10,735	839,584
Hawaiian Electric Industries, Inc.	10,900	469,245
Iberdrola SA (Spain)	173,284	1,711,761
NextEra Energy, Inc.	51,463	12,383,027
OGE Energy Corp.	5,568	171,105
Southern Co. (The)	45,952	2,487,841
Spark Energy, Inc. (Class A Stock)	13,300	83,391
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	39,130	193,688
		25,541,795
Electrical Equipment — 0.4%
Generac Holdings, Inc.*	3,575	333,083
Hubbell, Inc.	1,840	211,121
Idec Corp. (Japan)	8,400	105,942
Kendrion NV (Netherlands)	4,750	50,792
Mabuchi Motor Co. Ltd. (Japan)	6,300	187,943
Mitsubishi Electric Corp. (Japan)	170,700	2,104,274
nVent Electric PLC	24,100	406,567
Plug Power, Inc.*(a)	29,700	105,138
Prysmian SpA (Italy)	30,755	492,300
Rockwell Automation, Inc.	6,090	919,042
TPI Composites, Inc.*	7,800	115,284
		5,031,486
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	10,117	737,327
Avnet, Inc.	13,360	335,336
Barco NV (Belgium)	761	117,359
Carel Industries SpA (Italy), 144A	29,598	377,718
CDW Corp.	1,335	124,515
Chunghwa Precision Test Tech Co. Ltd. (Taiwan)	7,000	164,963
Cognex Corp.	5,676	239,641
Coherent, Inc.*(a)	1,950	207,500
Dolby Laboratories, Inc. (Class A Stock)	7,700	417,417
Hexagon AB (Sweden) (Class B Stock)	12,681	535,950
Hitachi Ltd. (Japan)	47,300	1,371,559

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Horiba Ltd. (Japan)	2,200	$ 109,614
Iteris, Inc.*	23,300	74,560
Itron, Inc.*	5,900	329,397
KEMET Corp.	6,400	154,624
Keysight Technologies, Inc.*	24,746	2,070,745
LightPath Technologies, Inc. (Class A Stock)*(a)	46,200	49,434
Littelfuse, Inc.	2,470	329,547
Murata Manufacturing Co. Ltd. (Japan)	28,600	1,453,019
Nippon Ceramic Co. Ltd. (Japan)	5,200	88,554
Renishaw PLC (United Kingdom)	7,067	275,822
Sensirion Holding AG (Switzerland), 144A*	3,347	124,706
Taiwan Union Technology Corp. (Taiwan)	76,000	303,848
TE Connectivity Ltd.	11,972	753,997
Tech Data Corp.*	2,450	320,582
Trimble, Inc.*	7,500	238,725
		11,306,459
Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	2,120	64,660
KLX Energy Services Holdings, Inc.*	2,221	1,555
Modec, Inc. (Japan)	17,900	214,283
Natural Gas Services Group, Inc.*	8,488	37,856
Oceaneering International, Inc.*	8,889	26,134
Schlumberger Ltd.	11,785	158,980
Tenaris SA (Luxembourg), ADR	31,100	374,755
Worley Ltd. (Australia)	65,401	246,328
		1,124,551
Entertainment — 0.9%
Capcom Co. Ltd. (Japan)	7,000	218,887
DeNA Co. Ltd. (Japan)(a)	7,200	78,834
Electronic Arts, Inc.*	2,397	240,107
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	6,801	175,602
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	5,263	143,311
Netflix, Inc.*	12,500	4,693,750
Roku, Inc.*(a)	3,200	279,936
Spotify Technology SA*	7,133	866,232
Ubisoft Entertainment SA (France)*	15,261	1,120,736
Walt Disney Co. (The)	28,315	2,735,229
World Wrestling Entertainment, Inc. (Class A Stock)(a)	2,700	91,611
Zynga, Inc. (Class A Stock)*	57,616	394,670
		11,038,905
Equity Real Estate Investment Trusts (REITs) — 4.9%
Acadia Realty Trust	39,680	491,635
Alexander & Baldwin, Inc.	15,980	179,296
Alexandria Real Estate Equities, Inc.(a)	12,432	1,703,930
American Campus Communities, Inc.	53,764	1,491,951
American Tower Corp.	9,407	2,048,374
Americold Realty Trust	4,700	159,988
Ashford Hospitality Trust, Inc.	42,240	31,224
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.	24,010	$ 3,533,552
Boston Properties, Inc.	3,791	349,644
Braemar Hotels & Resorts, Inc.	26,318	44,741
Camden Property Trust	28,948	2,293,840
Colony Capital, Inc.	73,288	128,254
Crown Castle International Corp.	11,794	1,703,054
CubeSmart	47,403	1,269,926
CyrusOne, Inc.	2,800	172,900
Daiwa Office Investment Corp. (Japan)	30	165,838
Digital Realty Trust, Inc.(a)	11,045	1,534,261
Douglas Emmett, Inc.	59,824	1,825,230
EastGroup Properties, Inc.(a)	8,000	835,840
Equity Commonwealth	13,800	437,598
Equity LifeStyle Properties, Inc.	18,979	1,090,913
Equity Residential	41,382	2,553,683
Essex Property Trust, Inc.	7,167	1,578,460
Federal Realty Investment Trust	7,309	545,324
First Industrial Realty Trust, Inc.	6,315	209,847
GEO Group, Inc. (The)	6,300	76,608
Great Portland Estates PLC (United Kingdom)	79,340	668,189
Healthcare Realty Trust, Inc.	48,302	1,349,075
Healthcare Trust of America, Inc. (Class A Stock)	37,605	913,049
Highwoods Properties, Inc.	15,084	534,275
Hoshino Resorts REIT, Inc. (Japan)	65	200,491
Host Hotels & Resorts, Inc.(a)	59,640	658,426
Hudson Pacific Properties, Inc.	32,190	816,338
Independence Realty Trust, Inc.	28,951	258,822
Industrial & Infrastructure Fund Investment Corp. (Japan)	141	190,629
Industrial Logistics Properties Trust	10,605	186,012
Inmobiliaria Colonial Socimi SA (Spain)	52,710	500,461
Innovative Industrial Properties, Inc.(a)	1,600	121,488
Investors Real Estate Trust	3,270	179,850
Invitation Homes, Inc.	12,950	276,742
JBG SMITH Properties	70,774	2,252,736
Kilroy Realty Corp.	8,431	537,055
National Retail Properties, Inc.	6,300	202,797
Office Properties Income Trust(a)	3,201	87,227
Omega Healthcare Investors, Inc.	6,300	167,202
Paramount Group, Inc.	37,583	330,730
Pebblebrook Hotel Trust	9,541	103,901
Power REIT*	4,192	43,723
Prologis, Inc.	130,613	10,497,367
PS Business Parks, Inc.	4,459	604,284
Public Storage	11,541	2,292,158
Rayonier, Inc.(a)	23,039	542,568
Regency Centers Corp.(a)	15,997	614,765
Rexford Industrial Realty, Inc.	16,036	657,636
RLJ Lodging Trust	27,668	213,597
RPT Realty	45,707	275,613
Sabra Health Care REIT, Inc.	13,339	145,662
Simon Property Group, Inc.(a)	18,023	988,742
SL Green Realty Corp.(a)	22,759	980,913
STAG Industrial, Inc.	17,278	389,101
Sun Communities, Inc.	3,001	374,675
Sunstone Hotel Investors, Inc.	76,525	666,533

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Terreno Realty Corp.	20,068	$ 1,038,519
Urban Edge Properties	47,498	418,457
VICI Properties, Inc.	12,000	199,680
Vornado Realty Trust	12,812	463,923
Welltower, Inc.	9,883	452,444
Weyerhaeuser Co.	29,204	495,008
WP Carey, Inc.(a)	5,000	290,400
Xenia Hotels & Resorts, Inc.	32,100	330,630
		59,967,804
Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.(a)	1,340	177,537
Costco Wholesale Corp.	2,331	664,638
CP ALL PCL (Thailand)	507,800	940,834
Georgia Healthcare Group PLC (Georgia), 144A	49,197	47,977
Jeronimo Martins SGPS SA (Portugal)	94,407	1,704,572
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	82,700	375,168
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	6,400	233,685
Naked Wines PLC (United Kingdom)(a)	35,880	111,764
PriceSmart, Inc.	4,970	261,173
Rite Aid Corp.*	2,526	37,890
Seven & i Holdings Co. Ltd. (Japan)	47,500	1,583,292
Sprouts Farmers Market, Inc.*	13,112	243,752
United Natural Foods, Inc.*	11,880	109,058
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	28,800	376,699
Zur Rose Group AG (Switzerland)*	2,927	370,497
		7,238,536
Food Products — 1.2%
Cal-Maine Foods, Inc.	5,220	229,576
China Feihe Ltd. (China), 144A*	201,000	357,711
China Mengniu Dairy Co. Ltd. (China)*	200,000	689,483
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	17,865
Edita Food Industries SAE (Egypt), GDR	7,130	32,133
Ezaki Glico Co. Ltd. (Japan)	22,700	956,258
Farmer Brothers Co.*	6,620	46,075
Hain Celestial Group, Inc. (The)*(a)	5,920	153,742
Ingredion, Inc.	4,230	319,365
McCormick & Co., Inc.(a)	3,990	563,428
Mondelez International, Inc. (Class A Stock)	45,116	2,259,409
Nestle SA (Switzerland)	35,303	3,611,863
Post Holdings, Inc.*	2,380	197,469
Sakata Seed Corp. (Japan)	3,700	112,483
Tyson Foods, Inc. (Class A Stock)	81,327	4,706,393
		14,253,253
Gas Utilities — 0.2%
Atmos Energy Corp.	16,646	1,651,782
National Fuel Gas Co.(a)	6,437	240,036
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Southwest Gas Holdings, Inc.	5,205	$ 362,060
		2,253,878
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	1,181	93,193
Alcon, Inc. (Switzerland)*	16,397	839,853
Ambu A/S (Denmark) (Class B Stock)(a)	23,832	577,004
Becton, Dickinson & Co.	29,148	6,697,336
BioLife Solutions, Inc.*	8,500	80,750
BioMerieux (France)	1,556	174,702
Boston Scientific Corp.*	54,859	1,790,049
Cochlear Ltd. (Australia)	2,851	326,679
Cooper Cos., Inc. (The)	1,429	393,932
Danaher Corp.	84,484	11,693,430
DexCom, Inc.*	2,700	727,029
DiaSorin SpA (Italy)	3,701	490,655
Elekta AB (Sweden) (Class B Stock)	64,140	529,774
Envista Holdings Corp.*	35,209	526,022
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	49,551	892,712
Getinge AB (Sweden) (Class B Stock)	48,833	932,410
Guangzhou Wondfo Biotech Co. Ltd. (China) (Class A Stock)	31,000	337,112
Haemonetics Corp.*	4,560	454,450
Inogen, Inc.*	1,970	101,770
Insulet Corp.*(a)	2,281	377,916
Intuitive Surgical, Inc.*	5,063	2,507,248
Koninklijke Philips NV (Netherlands)	91,925	3,706,037
LivaNova PLC*	6,899	312,180
Masimo Corp.*	1,640	290,477
Medtronic PLC	23,295	2,100,743
Nakanishi, Inc. (Japan)	12,300	163,120
Nevro Corp.*	2,100	209,958
Nikkiso Co. Ltd. (Japan)	27,600	205,306
Nipro Corp. (Japan)	25,800	302,722
OraSure Technologies, Inc.*	21,000	225,960
Penumbra, Inc.*	1,150	185,530
Quidel Corp.*	2,900	283,649
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	472,000	592,758
Smith & Nephew PLC (United Kingdom)	50,186	887,854
Stryker Corp.	30,962	5,154,863
Tandem Diabetes Care, Inc.*(a)	2,700	173,745
Teleflex, Inc.	122	35,729
Terumo Corp. (Japan)	20,300	698,767
West Pharmaceutical Services, Inc.	2,110	321,247
Wright Medical Group NV*	7,836	224,501
Zimmer Biomet Holdings, Inc.	6,917	699,170
		47,318,342
Health Care Providers & Services — 2.1%
Ambea AB (Sweden), 144A	40,592	178,926
Amedisys, Inc.*	2,460	451,508
Amplifon SpA (Italy)	42,727	879,793
Anthem, Inc.	10,605	2,407,759

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	19,014	$ 1,129,622
Chemed Corp.	580	251,256
Cigna Corp.	18,919	3,352,068
CVS Health Corp.	22,518	1,335,993
HCA Healthcare, Inc.	34,140	3,067,479
Humana, Inc.	3,289	1,032,812
Integrated Diagnostics Holdings PLC (Egypt), 144A	34,221	114,943
MEDNAX, Inc.*	15,766	183,516
Molina Healthcare, Inc.*	6,285	878,077
Select Medical Holdings Corp.*	22,175	332,625
Sinopharm Group Co. Ltd. (China) (Class H Stock)	116,400	261,246
Terveystalo OYJ (Finland), 144A	24,459	219,560
UnitedHealth Group, Inc.	37,515	9,355,491
		25,432,674
Health Care Technology — 0.2%
JMDC, Inc. (Japan)*	2,000	85,701
Simulations Plus, Inc.	4,500	157,140
Teladoc Health, Inc.*(a)	12,671	1,964,132
Veeva Systems, Inc. (Class A Stock)*(a)	5,054	790,294
		2,997,267
Hotels, Restaurants & Leisure — 1.4%
Aramark	9,400	187,718
Basic-Fit NV (Netherlands), 144A*	6,448	108,048
Bloomin’ Brands, Inc.	10,847	77,448
Brinker International, Inc.	4,840	58,128
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	181,035	341,230
Caesars Entertainment Corp.*	23,600	159,536
Carrols Restaurant Group, Inc.*	9,700	17,654
Cheesecake Factory, Inc. (The)(a)	6,240	106,579
Chipotle Mexican Grill, Inc.*	336	219,879
Denny’s Corp.*	14,515	111,475
Domino’s Pizza, Inc.	824	267,034
Dunkin’ Brands Group, Inc.	8,400	446,040
Galaxy Entertainment Group Ltd. (Macau)	61,000	323,965
Hilton Worldwide Holdings, Inc.	37,780	2,578,107
Huazhu Group Ltd. (China), ADR(a)	24,532	704,804
Las Vegas Sands Corp.	7,087	300,985
Marriott International, Inc. (Class A Stock)(a)	24,162	1,807,559
McDonald’s Corp.(a)	25,071	4,145,490
MGM Resorts International	17,993	212,317
Noodles & Co.*	20,600	97,026
Penn National Gaming, Inc.*	6,054	76,583
Planet Fitness, Inc. (Class A Stock)*	12,891	627,792
Playtech PLC (United Kingdom)	147,501	309,297
Restaurant Brands International, Inc. (Canada)	275	11,008
Round One Corp. (Japan)	17,200	88,861
Scientific Games Corp.*	11,400	110,580
SSP Group PLC (United Kingdom)	43,108	163,897
Vail Resorts, Inc.(a)	890	131,462
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Destinations, Inc.	7,094	$ 153,940
Wyndham Hotels & Resorts, Inc.	9,694	305,458
Wynn Resorts Ltd.	483	29,072
Yum! Brands, Inc.	38,778	2,657,456
		16,936,428
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	245,818	183,391
Century Communities, Inc.*	9,901	143,663
Fujitsu General Ltd. (Japan)	74,400	1,348,072
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	204,141	1,501,258
Haier Electronics Group Co. Ltd. (China)	142,000	379,641
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A*	419,500	339,810
MDC Holdings, Inc.	10,828	251,210
Oppein Home Group, Inc. (China) (Class A Stock)	600	7,995
Skyline Champion Corp.*	5,788	90,756
Tempur Sealy International, Inc.*	4,160	181,834
		4,427,630
Household Products — 0.4%
Colgate-Palmolive Co.	4,529	300,544
Essity AB (Sweden) (Class B Stock)	86,450	2,664,033
Kimberly-Clark Corp.	5,861	749,446
Procter & Gamble Co. (The)	7,085	779,350
WD-40 Co.	1,020	204,867
		4,698,240
Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	674,000	370,307
Electric Power Development Co. Ltd. (Japan)	10,300	208,165
NTPC Ltd. (India)	1,158,156	1,285,105
		1,863,577
Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	1,447	181,280
CK Hutchison Holdings Ltd. (United Kingdom)	225,228	1,509,608
DCC PLC (United Kingdom)	5,280	332,996
Fosun International Ltd. (China)	553,000	632,641
General Electric Co.	1,161,310	9,220,801
Honeywell International, Inc.	24,435	3,269,159
Roper Technologies, Inc.	14,816	4,619,777
Siemens AG (Germany)	14,294	1,216,208
SM Investments Corp. (Philippines)	29,400	469,387
Smiths Group PLC (United Kingdom)	49,361	741,721
		22,193,578
Insurance — 3.1%
AIA Group Ltd. (Hong Kong)	404,400	3,642,654
Allianz SE (Germany)	13,081	2,253,435
American International Group, Inc.	167,147	4,053,315

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Aon PLC	8,996	$ 1,484,700
Arch Capital Group Ltd.*	13,300	378,518
Argo Group International Holdings Ltd.	6,601	244,633
AXA SA (France)	112,711	1,943,380
Axis Capital Holdings Ltd.	9,210	355,966
Chubb Ltd.	40,510	4,524,562
CNA Financial Corp.	2,176	67,543
CNO Financial Group, Inc.	20,153	249,696
eHealth, Inc.*	1,300	183,066
Fidelity National Financial, Inc.	6,387	158,909
First American Financial Corp.	2,886	122,395
Hanover Insurance Group, Inc. (The)	4,260	385,871
Hartford Financial Services Group, Inc. (The)	15,058	530,644
Hiscox Ltd. (United Kingdom)	65,022	743,252
Kemper Corp.	4,688	348,647
Markel Corp.*	364	337,752
Marsh & McLennan Cos., Inc.	45,954	3,973,183
MetLife, Inc.	36,945	1,129,409
Old Republic International Corp.	5,204	79,361
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	1,330,000	1,281,117
Powszechny Zaklad Ubezpieczen SA (Poland)	95,746	721,700
Progressive Corp. (The)	12,928	954,603
Reinsurance Group of America, Inc.	1,500	126,210
RenaissanceRe Holdings Ltd. (Bermuda)	610	91,085
Sampo OYJ (Finland) (Class A Stock)	32,565	952,519
Selective Insurance Group, Inc.	8,100	402,570
Sompo Holdings, Inc. (Japan)	31,200	966,052
Steadfast Group Ltd. (Australia)	132,747	202,224
Suncorp Group Ltd. (Australia)	100,048	560,660
Willis Towers Watson PLC	18,018	3,060,357
Zurich Insurance Group AG (Switzerland)	4,823	1,702,295
		38,212,283
Interactive Media & Services — 3.2%
58.com, Inc. (China), ADR*(a)	24,992	1,217,610
Alphabet, Inc. (Class A Stock)*	1,736	2,017,145
Alphabet, Inc. (Class C Stock)*	10,739	12,487,417
Facebook, Inc. (Class A Stock)*	61,699	10,291,393
IAC/InterActiveCorp*	5,497	985,227
JOYY, Inc. (China), ADR*(a)	4,084	217,514
Mail.Ru Group Ltd. (Russia), GDR*	12,399	201,600
Match Group, Inc.*	143	9,444
NAVER Corp. (South Korea)	20,040	2,777,883
Rightmove PLC (United Kingdom)	16,445	99,085
Scout24 AG (Germany), 144A	9,769	587,903
Snap, Inc. (Class A Stock)*	87,601	1,041,576
Tencent Holdings Ltd. (China)	93,100	4,581,394
Tencent Holdings Ltd. (China), ADR	14,527	713,130
Wise Talent Information Technology Co. Ltd. (China)*	134,400	268,341
Z Holdings Corp. (Japan)	399,900	1,286,218
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Zillow Group, Inc. (Class A Stock)*	6,050	$ 205,519
		38,988,399
Internet & Direct Marketing Retail — 3.4%
Alibaba Group Holding Ltd. (China), ADR*	50,216	9,766,008
Amazon.com, Inc.*	10,330	20,140,608
ASOS PLC (United Kingdom)*	29,134	431,788
Booking Holdings, Inc.*	1,714	2,305,879
Etsy, Inc.*	4,000	153,760
Farfetch Ltd. (United Kingdom) (Class A Stock)*	27,996	221,168
Groupon, Inc.*	51,813	50,787
Grubhub, Inc.*	4,530	184,507
Just Eat Takeaway (Netherlands), 144A*	4,325	326,242
MercadoLibre, Inc. (Argentina)*(a)	1,554	759,253
Naspers Ltd. (South Africa) (Class N Stock)	20,500	2,912,486
Ocado Group PLC (United Kingdom)*	43,534	653,235
Prosus NV (China)*	31,128	2,168,007
Quotient Technology, Inc.*	29,500	191,750
Shop Apotheke Europe NV (Netherlands), 144A*	4,334	244,751
Trainline PLC (United Kingdom), 144A*	70,184	294,882
Trip.com Group Ltd. (China), ADR*	1,670	39,162
Vipshop Holdings Ltd. (China), ADR*	12,700	197,866
Wayfair, Inc. (Class A Stock)*(a)	3,910	208,950
Zalando SE (Germany), 144A*	15,468	589,077
		41,840,166
IT Services — 3.8%
Accenture PLC (Class A Stock)	14,536	2,373,147
Adyen NV (Netherlands), 144A*	667	566,784
Amadeus IT Group SA (Spain)	21,637	1,027,653
Automatic Data Processing, Inc.	8,271	1,130,480
Black Knight, Inc.*	4,175	242,400
Booz Allen Hamilton Holding Corp.	2,700	185,328
CSG Systems International, Inc.	7,142	298,893
Edenred (France)	6,023	252,668
EPAM Systems, Inc.*(a)	2,210	410,309
Euronet Worldwide, Inc.*	6,319	541,665
Fidelity National Information Services, Inc.	44,554	5,419,549
Fiserv, Inc.*	19,305	1,833,782
FleetCor Technologies, Inc.*	5,478	1,021,866
Fujitsu Ltd. (Japan)	15,300	1,388,019
Global Payments, Inc.	21,949	3,165,704
GoDaddy, Inc. (Class A Stock)*	5,800	331,238
Hexaware Technologies Ltd. (India)	42,031	125,529
Indra Sistemas SA (Spain)*	43,580	359,214
Keywords Studios PLC (Ireland)(a)	21,300	380,227
Mastercard, Inc. (Class A Stock)	17,621	4,256,529
MAXIMUS, Inc.	4,810	279,942
NET One Systems Co. Ltd. (Japan)	19,600	405,908
Network International Holdings PLC (United Arab Emirates), 144A*	209,273	1,017,291
NEXTDC Ltd. (Australia)*	50,955	277,791

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Okta, Inc.*(a)	3,400	$ 415,684
PayPal Holdings, Inc.*	26,973	2,582,395
Shopify, Inc. (Canada) (Class A Stock)*	3,055	1,279,961
Square, Inc. (Class A Stock)*(a)	5,283	276,724
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	46,091	1,003,401
Twilio, Inc. (Class A Stock)*(a)	3,520	315,005
Visa, Inc. (Class A Stock)(a)	71,149	11,463,527
WEX, Inc.*	1,800	188,190
Wix.com Ltd. (Israel)*(a)	15,633	1,576,119
		46,392,922
Leisure Products — 0.1%
American Outdoor Brands Corp.*	4,700	39,010
Brunswick Corp.	7,685	271,818
Polaris, Inc.	2,804	135,013
Spin Master Corp. (Canada), 144A*	12,045	115,888
Thule Group AB (Sweden), 144A	28,472	494,435
		1,056,164
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.(a)	33,985	2,434,006
Bio-Techne Corp.	1,083	205,359
Charles River Laboratories International, Inc.*	2,040	257,468
Eurofins Scientific SE (Luxembourg)	914	453,306
Evotec SE (Germany)*	27,114	606,667
Lonza Group AG (Switzerland)*	6,134	2,547,757
PPD, Inc.*	3,960	70,528
PRA Health Sciences, Inc.*(a)	3,400	282,336
Repligen Corp.*	3,580	345,613
Syneos Health, Inc.*	3,910	154,132
Tecan Group AG (Switzerland)	2,385	716,889
Thermo Fisher Scientific, Inc.	30,726	8,713,894
		16,787,955
Machinery — 1.1%
Aalberts NV (Netherlands)	4,793	113,076
Aida Engineering Ltd. (Japan)	16,300	104,069
Aumann AG (Germany), 144A(a)	5,258	43,236
Caterpillar, Inc.	940	109,078
CNH Industrial NV (United Kingdom)	97,498	562,849
Colfax Corp.*	11,679	231,244
Cummins, Inc.	3,099	419,357
Deere & Co.	19,650	2,714,844
Douglas Dynamics, Inc.	5,825	206,846
Escorts Ltd. (India)	24,471	214,062
Fortive Corp.	15,548	858,094
Fujitec Co. Ltd. (Japan)	23,700	304,952
GEA Group AG (Germany)	26,861	549,918
Graco, Inc.	7,023	342,231
Hoshizaki Corp. (Japan)	6,000	450,513
Illinois Tool Works, Inc.	7,072	1,005,073
Impro Precision Industries Ltd., 144A	494,000	168,691
Knorr-Bremse AG (Germany)	7,141	635,949
Konecranes OYJ (Finland)*	4,759	81,861
Lincoln Electric Holdings, Inc.	4,815	332,235
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Manitowoc Co., Inc. (The)*	6,727	$ 57,179
METAWATER Co. Ltd. (Japan)	7,100	254,594
Middleby Corp. (The)*	1,865	106,081
Miura Co. Ltd. (Japan)	7,100	252,549
Norma Group SE (Germany)	6,584	122,684
Obara Group, Inc. (Japan)	7,100	151,817
Omega Flex, Inc.	2,000	168,800
Oshkosh Corp.	5,544	356,645
PACCAR, Inc.	10,788	659,470
Proto Labs, Inc.*	3,120	237,526
Rotork PLC (United Kingdom)	60,870	160,954
Spirax-Sarco Engineering PLC (United Kingdom)	2,960	298,508
Stanley Black & Decker, Inc.	4,226	422,600
Timken Co. (The)	12,300	397,782
Toro Co. (The)(a)	5,100	331,959
Trelleborg AB (Sweden) (Class B Stock)*	8,191	87,966
Trinity Industries, Inc.	6,300	101,241
Wabash National Corp.	12,000	86,640
WABCO Holdings, Inc.*	285	38,489
Weir Group PLC (The) (United Kingdom)	29,081	258,471
Welbilt, Inc.*	16,810	86,235
		14,086,368
Marine — 0.0%
Kirby Corp.*	5,416	235,433
SITC International Holdings Co. Ltd. (China)	266,000	248,031
		483,464
Media — 0.6%
A.H. Belo Corp. (Class A Stock)	22,151	38,100
Altice USA, Inc. (Class A Stock)*	20,210	450,481
Ascential PLC (United Kingdom), 144A	190,626	586,096
Charter Communications, Inc. (Class A Stock)*	861	375,663
Comcast Corp. (Class A Stock)	50,663	1,741,794
Criteo SA (France), ADR*	5,779	45,943
CyberAgent, Inc. (Japan)	6,400	248,250
Daily Journal Corp.*(a)	1,090	248,847
Eutelsat Communications SA (France)	34,501	361,266
Fox Corp. (Class A Stock)	14,808	349,913
Gannett Co., Inc.(a)	18,820	27,854
Informa PLC (United Kingdom)	71,107	386,545
Liberty Broadband Corp. (Class C Stock)*	3,720	411,878
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,992	105,116
Liberty Latin America Ltd. (Chile) (Class C Stock)*	50,038	513,390
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	5,610	177,781
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,030	32,568
oOh!media Ltd. (Australia)	263,904	97,448
Sirius XM Holdings, Inc.(a)	32,547	160,782

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	124,200	$ 845,258
YouGov PLC (United Kingdom)	51,331	395,693
		7,600,666
Metals & Mining — 0.6%
Alcoa Corp.*	13,500	83,160
Antofagasta PLC (Chile)	54,806	521,446
BHP Group Ltd. (Australia)	94,184	1,669,917
Compass Minerals International, Inc.	2,430	93,482
Franco-Nevada Corp. (Canada)	7,965	795,821
Hitachi Metals Ltd. (Japan)	64,100	674,450
Mitsui Mining & Smelting Co. Ltd. (Japan)	19,900	331,669
OZ Minerals Ltd. (Australia)	22,699	101,590
POSCO (South Korea)	2,811	367,862
Reliance Steel & Aluminum Co.	2,185	191,384
Royal Gold, Inc.	1,690	148,230
South32 Ltd. (Australia)	1,102,511	1,177,588
Southern Copper Corp. (Peru)	14,605	411,277
Steel Dynamics, Inc.	5,200	117,208
United States Steel Corp.(a)	19,000	119,890
		6,804,974
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	5,610	59,354
Annaly Capital Management, Inc.	15,077	76,440
Apollo Commercial Real Estate Finance, Inc.	24,355	180,714
Ellington Residential Mortgage REIT	23,222	123,077
Granite Point Mortgage Trust, Inc.	23,081	117,021
Orchid Island Capital, Inc.	58,300	171,985
Ready Capital Corp.	27,808	200,774
Redwood Trust, Inc.	17,715	89,638
Two Harbors Investment Corp.	35,276	134,401
		1,153,404
Multiline Retail — 0.5%
Dollar General Corp.	25,045	3,782,045
Dollar Tree, Inc.*	11,070	813,313
Next PLC (United Kingdom)	13,331	668,514
Pan Pacific International Holdings Corp. (Japan)	36,200	685,089
		5,948,961
Multi-Utilities — 0.9%
Ameren Corp.(a)	21,800	1,587,694
Black Hills Corp.	6,795	435,084
CenterPoint Energy, Inc.	59,966	926,475
Dominion Energy, Inc.	2,200	158,818
Engie SA (France)	93,291	962,603
NiSource, Inc.	29,592	738,912
Sempra Energy	60,789	6,868,549
		11,678,135
Oil, Gas & Consumable Fuels — 2.0%
BP PLC (United Kingdom), ADR(a)	57,828	1,410,425
Cheniere Energy, Inc.*	3,619	121,237
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	15,029	$ 1,089,001
Concho Resources, Inc.	110	4,714
ConocoPhillips	35,864	1,104,611
Continental Resources, Inc.(a)	34,546	263,931
CVR Energy, Inc.	6,500	107,445
Delek US Holdings, Inc.	1,271	20,031
Enbridge, Inc. (Canada)	23,872	694,437
Eni SpA (Italy)	83,545	845,220
EOG Resources, Inc.	54,074	1,942,338
Galp Energia SGPS SA (Portugal)	226,132	2,574,148
Gulfport Energy Corp.*	137,066	60,953
Kosmos Energy Ltd. (Ghana)	52,866	47,347
Lundin Petroleum AB (Sweden)	13,633	260,772
Matador Resources Co.*	6,300	15,624
Parsley Energy, Inc. (Class A Stock)	20,200	115,746
Petronet LNG Ltd. (India)	130,187	343,337
Pioneer Natural Resources Co.	248	17,397
Renewable Energy Group, Inc.*	5,119	105,093
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	100,055	1,673,432
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	194,699	214,442
SM Energy Co.(a)	26,431	32,246
Suncor Energy, Inc. (Canada)(a)	40,260	636,108
Targa Resources Corp.	11,090	76,632
TC Energy Corp. (Canada), (NYSE)	94,922	4,205,045
TC Energy Corp. (Canada), (XTSE)	24,984	1,110,459
TOTAL SA (France)	96,866	3,707,438
TOTAL SA (France), ADR	21,909	815,891
Williams Cos., Inc. (The)	11,156	157,857
World Fuel Services Corp.	3,900	98,202
WPX Energy, Inc.*	24,800	75,640
Zion Oil & Gas, Inc.*(a)	103,900	18,390
		23,965,589
Paper & Forest Products — 0.0%
Verso Corp. (Class A Stock)*	9,800	110,544
Personal Products — 0.2%
Kao Corp. (Japan)	5,700	466,611
LG Household & Health Care Ltd. (South Korea)	819	750,637
Medifast, Inc.(a)	1,450	90,625
Unilever NV (United Kingdom)	34,105	1,679,841
		2,987,714
Pharmaceuticals — 3.0%
Ampio Pharmaceuticals, Inc.*(a)	113,200	46,978
Astellas Pharma, Inc. (Japan)	115,700	1,792,586
AstraZeneca PLC (United Kingdom), ADR	61,238	2,734,889
Bausch Health Cos., Inc.*	11,508	178,374
Bayer AG (Germany)	55,836	3,230,311
Catalent, Inc.*	6,900	358,455
Daiichi Sankyo Co. Ltd. (Japan)	8,700	597,666
Elanco Animal Health, Inc.*	92,216	2,064,716
GlaxoSmithKline PLC (United Kingdom), ADR(a)	64,113	2,429,242

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Intra-Cellular Therapies, Inc.*	4,840	$ 74,391
Johnson & Johnson	14,153	1,855,883
Laboratorios Farmaceuticos Rovi SA (Spain)	15,471	379,317
Merck & Co., Inc.	8,587	660,684
Novartis AG (Switzerland)	33,464	2,754,740
Otsuka Holdings Co. Ltd. (Japan)	71,800	2,814,409
Pacira BioSciences, Inc.*(a)	4,795	160,776
Pfizer, Inc.	72,253	2,358,338
Reata Pharmaceuticals, Inc. (Class A Stock)*	1,290	186,199
Roche Holding AG (Switzerland)	16,644	5,390,603
Supernus Pharmaceuticals, Inc.*	10,550	189,794
Takeda Pharmaceutical Co. Ltd. (Japan)	139,293	4,239,455
Theravance Biopharma, Inc.*	6,490	149,984
Torrent Pharmaceuticals Ltd. (India)	11,127	289,296
Zoetis, Inc.	17,264	2,031,800
		36,968,886
Professional Services — 0.7%
Adecco Group AG (Switzerland)	11,869	467,813
CBIZ, Inc.*	14,551	304,407
Clarivate Analytics PLC (United Kingdom)*	27,869	578,282
CoStar Group, Inc.*	2,222	1,304,781
DKSH Holding AG (Switzerland)	6,019	298,249
en-japan, Inc. (Japan)	9,600	179,811
Equifax, Inc.	17,719	2,116,534
Exponent, Inc.	4,900	352,359
FTI Consulting, Inc.*	3,108	372,245
IHS Markit Ltd.	512	30,720
Insperity, Inc.	4,600	171,580
Intertrust NV (Netherlands), 144A	15,987	201,391
ManpowerGroup, Inc.	3,171	168,031
Outsourcing, Inc. (Japan)	63,100	270,935
Persol Holdings Co. Ltd. (Japan)	76,300	767,782
Renrui Human Resources Technology Holdings Ltd. (China)*	55,600	333,482
TeamLease Services Ltd. (India)*	4,737	101,381
TransUnion	4,840	320,311
		8,340,094
Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A*	13,184	254,583
Altus Group Ltd. (Canada)	12,700	329,390
Deutsche Wohnen SE (Germany)	16,648	635,659
Heiwa Real Estate Co. Ltd. (Japan)	14,900	387,497
Hongkong Land Holdings Ltd. (Hong Kong)	86,600	324,939
Iguatemi Empresa de Shopping Centers SA (Brazil)	25,100	151,631
Instone Real Estate Group AG (Germany), 144A*	13,293	213,920
Jones Lang LaSalle, Inc.	1,206	121,782
Mitsubishi Estate Co. Ltd. (Japan)	61,200	904,515
Mitsui Fudosan Co. Ltd. (Japan)	49,900	863,643
PSP Swiss Property AG (Switzerland)	2,221	277,532
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
RE/MAX Holdings, Inc. (Class A Stock)	8,600	$ 188,512
Realogy Holdings Corp.	21,074	63,433
RMR Group, Inc. (The) (Class A Stock)	5,274	142,240
St. Joe Co. (The)*	15,500	260,090
Tokyo Tatemono Co. Ltd. (Japan)	21,100	223,947
		5,343,313
Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)	1,172	257,360
Hertz Global Holdings, Inc.*	19,559	120,875
J.B. Hunt Transport Services, Inc.	9,457	872,219
Kansas City Southern	4,011	510,119
Lyft, Inc. (Class A Stock)*	6,800	182,580
Norfolk Southern Corp.(a)	10,199	1,489,054
Uber Technologies, Inc.*	5,400	150,768
Union Pacific Corp.	22,960	3,238,278
		6,821,253
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	19,311	878,264
AIXTRON SE (Germany)*(a)	58,149	505,550
Amkor Technology, Inc.*	29,233	227,725
ams AG (Austria)*	23,394	228,080
Applied Materials, Inc.	87,250	3,997,795
ASML Holding NV (Netherlands), (SGMX)	12,169	3,225,903
ASML Holding NV (Netherlands), (XNGS)	1,874	490,313
Broadcom, Inc.(a)	3,954	937,493
Cree, Inc.*(a)	7,304	259,000
Cypress Semiconductor Corp.	13,029	303,836
Disco Corp. (Japan)	4,300	849,944
Intel Corp.	18,949	1,025,520
IQE PLC (United Kingdom)*	502,790	167,584
KLA Corp.	244	35,073
Lam Research Corp.	1,603	384,720
Marvell Technology Group Ltd.(a)	43,081	974,923
Maxim Integrated Products, Inc.	24,516	1,191,723
MaxLinear, Inc.*	21,400	249,738
Microchip Technology, Inc.	10,079	683,356
Micron Technology, Inc.*	58,034	2,440,910
Monolithic Power Systems, Inc.	2,935	491,495
NVIDIA Corp.	9,143	2,410,095
NXP Semiconductors NV (Netherlands)	76,454	6,340,330
QUALCOMM, Inc.	79,133	5,353,348
Silergy Corp. (China)	12,000	390,805
SolarEdge Technologies, Inc.*	1,900	155,572
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	475,000	4,300,641
Teradyne, Inc.	6,100	330,437
Texas Instruments, Inc.	55,516	5,547,714
Tokyo Electron Ltd. (Japan)	4,800	901,888
Ultra Clean Holdings, Inc.*	12,100	166,980
Universal Display Corp.	1,640	216,119
Xilinx, Inc.	17,021	1,326,617

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xperi Corp.	9,300	$ 129,363
		47,118,854
Software — 4.9%
2U, Inc.*	5,900	125,198
ACI Worldwide, Inc.*	6,158	148,716
Atlassian Corp. PLC (Class A Stock)*	2,761	378,975
Avalara, Inc.*	1,900	141,740
CDK Global, Inc.	11,560	379,746
Cerence, Inc.*	5,055	77,847
Ceridian HCM Holding, Inc.*	6,790	339,975
Citrix Systems, Inc.	337	47,702
Cornerstone OnDemand, Inc.*	12,474	396,050
Coupa Software, Inc.*(a)	2,917	407,592
Cyient Ltd. (India)	31,013	94,111
Descartes Systems Group, Inc. (The) (Canada)*	8,600	295,833
Digimarc Corp.*	3,290	42,935
DocuSign, Inc.*	14,018	1,295,263
Fair Isaac Corp.*	1,340	412,305
Finjan Holdings, Inc.*(a)	67,150	67,150
First Derivatives PLC (United Kingdom)	13,022	368,865
Guidewire Software, Inc.*	2,001	158,699
Intuit, Inc.	14,482	3,330,860
J2 Global, Inc.(a)	4,550	340,568
Manhattan Associates, Inc.*	4,153	206,902
Microsoft Corp.	187,268	29,534,036
Money Forward, Inc. (Japan)*(a)	3,500	133,809
Netcompany Group A/S (Denmark), 144A*	7,288	339,619
Palo Alto Networks, Inc.*	3,956	648,626
Paycom Software, Inc.*	1,147	231,705
Pegasystems, Inc.	1,500	106,845
RingCentral, Inc. (Class A Stock)*	2,220	470,440
salesforce.com, Inc.*	23,669	3,407,863
Sansan, Inc. (Japan)*	5,600	233,091
SAP SE (Germany)	14,909	1,657,884
ServiceNow, Inc.*	12,062	3,456,728
Slack Technologies, Inc. (Class A Stock)*(a)	13,433	360,542
Splunk, Inc.*	14,845	1,873,884
SS&C Technologies Holdings, Inc.	5,367	235,182
Synopsys, Inc.*	16,693	2,149,891
TeamViewer AG (Germany)*	23,844	953,102
Temenos AG (Switzerland)*	4,396	570,332
Teradata Corp.*	11,200	229,488
Trade Desk, Inc. (The) (Class A Stock)*(a)	1,670	322,310
Tyler Technologies, Inc.*	1,260	373,666
Verint Systems, Inc.*	9,600	412,800
VMware, Inc. (Class A Stock)*	7,715	934,286
WANdisco PLC (United Kingdom)*	17,313	103,374
Workday, Inc. (Class A Stock)*	13,292	1,730,884
Xero Ltd. (New Zealand)*	4,247	177,421
Zendesk, Inc.*	7,123	455,943
		60,160,783
	Shares	Value
Common Stocks (continued)
Specialty Retail — 0.8%
Burlington Stores, Inc.*	1,982	$ 314,068
Carvana Co.*(a)	13,690	754,182
Dick’s Sporting Goods, Inc.	4,128	87,761
Five Below, Inc.*(a)	3,000	211,140
Francesca’s Holdings Corp.*	6,238	14,160
Grupo SBF SA (Brazil)*	26,100	121,406
Hibbett Sports, Inc.*	7,100	77,639
Hikari Tsushin, Inc. (Japan)	700	117,539
Home Depot, Inc. (The)	8,396	1,567,617
Michaels Cos., Inc. (The)*	17,239	27,927
Monro, Inc.	2,820	123,544
Nextage Co. Ltd. (Japan)(a)	41,600	271,036
Office Depot, Inc.	32,842	53,861
O’Reilly Automotive, Inc.*	1,526	459,402
RH*	1,422	142,868
Ross Stores, Inc.	43,370	3,771,889
SMCP SA (France), 144A*(a)	23,187	98,573
TJX Cos., Inc. (The)	5,220	249,568
Tractor Supply Co.	6,406	541,627
VT Holdings Co. Ltd. (Japan)	34,400	93,202
Watches of Switzerland Group PLC (United Kingdom), 144A*	42,082	96,747
Yellow Hat Ltd. (Japan)	18,500	254,967
Zhongsheng Group Holdings Ltd. (China)	61,500	213,972
		9,664,695
Technology Hardware, Storage & Peripherals — 1.5%
3D Systems Corp.*	15,126	116,622
Apple, Inc.	51,367	13,062,114
NCR Corp.*	10,984	194,417
Samsung Electronics Co. Ltd. (South Korea)	123,257	4,788,845
Wiwynn Corp. (Taiwan)	14,000	323,501
		18,485,499
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	66,600	616,378
Brunello Cucinelli SpA (Italy)	5,565	169,225
Burberry Group PLC (United Kingdom)	29,818	484,816
Carter’s, Inc.(a)	3,830	251,746
Columbia Sportswear Co.(a)	4,720	329,314
EssilorLuxottica SA (France)	14,442	1,548,821
Li Ning Co. Ltd. (China)	85,500	247,195
Lululemon Athletica, Inc.*	6,245	1,183,740
Luthai Textile Co. Ltd. (China) (Class B Stock)	273,848	195,851
LVMH Moet Hennessy Louis Vuitton SE (France)	1,014	376,283
NIKE, Inc. (Class B Stock)	12,707	1,051,377
Skechers U.S.A., Inc. (Class A Stock)*	8,260	196,092
VF Corp.	2,082	112,595
		6,763,433
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)(a)	14,100	159,140
Hingham Institution for Savings	1,570	227,634

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Housing Development Finance Corp. Ltd. (India)	93,379	$ 2,006,777
New York Community Bancorp, Inc.	14,596	137,057
Ocwen Financial Corp.*	88,018	44,009
Radian Group, Inc.	14,880	192,696
Severn Bancorp, Inc.	726	4,661
TFS Financial Corp.	21,013	320,869
Waterstone Financial, Inc.	7,360	107,014
		3,199,857
Tobacco — 0.6%
Altria Group, Inc.	9,695	374,906
British American Tobacco PLC (United Kingdom)	36,595	1,246,766
Japan Tobacco, Inc. (Japan)	49,700	920,383
Philip Morris International, Inc.	65,391	4,770,927
Universal Corp.	3,800	167,998
Vector Group Ltd.	7,189	67,720
		7,548,700
Trading Companies & Distributors — 0.2%
AeroCentury Corp.*	4,170	4,170
Ashtead Group PLC (United Kingdom)	3,139	67,995
Brenntag AG (Germany)	3,101	115,253
Hanwa Co. Ltd. (Japan)	13,800	213,583
HD Supply Holdings, Inc.*	5,800	164,894
Herc Holdings, Inc.*	7,802	159,629
Huttig Building Products, Inc.*	39,950	27,965
IMCD NV (Netherlands)	5,511	389,336
NOW, Inc.*	29,300	151,188
SiteOne Landscape Supply, Inc.*	4,130	304,050
Sumitomo Corp. (Japan)	87,700	1,006,809
		2,604,872
Water Utilities — 0.1%
American States Water Co.	3,845	314,290
American Water Works Co., Inc.	6,452	771,401
Artesian Resources Corp. (Class A Stock)	6,710	250,820
California Water Service Group	5,502	276,861
Essential Utilities, Inc.	900	36,630
		1,650,002
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*(a)	27,010	57,261
Vodafone Group PLC (United Kingdom)	919,241	1,275,961
		1,333,222

Total Common Stocks (cost $1,039,953,408)		939,821,760
Preferred Stocks — 0.2%
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%	14,175	629,370
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	7,657	$ 400,308
Sartorius AG (Germany) (PRFC)*	665	161,532
		561,840
Machinery — 0.0%
Fortive Corp., Series A, CVT, 5.000%	270	194,327
Marcopolo SA (Brazil) (PRFC)	320,200	152,209
		346,536
Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	3,311	306,334
Sempra Energy, Series B, CVT, 6.750%	1,728	162,311
		468,645
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	2,776	114,204
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc., Series A, CVT, 8.000%	541	505,489

Total Preferred Stocks (cost $2,985,854)		2,626,084

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.9%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	485	475,240
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	485,956
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	241,086
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	323,809
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	47	46,845
Series 2018-02, Class A3
2.980%	01/17/23	220	221,593
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	3	2,926
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	321	321,219
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	165	164,662
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	82	81,704

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	355	$ 355,872
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	3	3,080
			2,723,992
Collateralized Loan Obligations — 0.2%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.000%)
2.634%(c)	07/25/27	311	301,625
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
2.654%(c)	10/25/27	420	394,758
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.170%(c)	10/25/32	545	501,773
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.681%(c)	07/15/27	250	235,052
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.006%(c)	10/17/29	430	407,966
			1,841,174
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	156,702
Equipment — 0.1%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	173	172,790
Series 2019-C, Class B
2.350%	04/15/27	715	684,575
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-01, Class A3, 144A
2.600%	06/15/21	81	81,364
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	236	234,587
Volvo Financial Equipment LLC,
Series 2017-01A, Class A3, 144A
1.920%	03/15/21	5	4,550
			1,177,866
Other — 0.2%
Arbys Funding LLC,
Series 2015-01A, Class A2, 144A
4.969%	10/30/45	192	185,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	153	$ 151,265
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	307	293,599
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	61	60,035
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	153	146,536
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	374	333,112
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	132	130,007
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	17	16,635
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	670	631,240
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	49,121
Verizon Owner Trust,
Series 2017-01A, Class C, 144A
2.650%	09/20/21	490	488,204
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	112	102,592
			2,587,444
Residential Mortgage-Backed Securities — 0.0%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	33	32,783
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	240	242,285
Towd Point Mortgage Trust,
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	23	23,058
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	45	44,369
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	47	46,327
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	43	42,526
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	94	94,121
			525,469
Student Loans — 0.2%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	510	502,036

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	545	$ 550,856
Series 2019-GA, Class A, 144A
2.400%	10/15/68	1,083	1,091,479
SMB Private Education Loan Trust,
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	245	242,313
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	170	167,965
			2,554,649

Total Asset-Backed Securities (cost $11,877,537)			11,567,296
Commercial Mortgage-Backed Securities — 0.6%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.635%(c)	12/15/36	395	365,819
BBCMS Mortgage Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.865%(c)	11/25/34	190	174,132
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
2.245%(c)	10/15/34	580	447,550
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	132,671
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	50,913
Series 2015-GC27, Class A5
3.137%	02/10/48	235	238,385
Series 2017-P07, Class AS
3.915%	04/14/50	195	198,008
Series 2020-555, Class A, 144A
2.647%	12/10/41	725	642,377
Commercial Mortgage Trust,
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	19,911
Series 2015-LC21, Class A4
3.708%	07/10/48	260	276,367
Series 2015-PC01, Class A5
3.902%	07/10/50	190	199,662
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	364,583
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	23	23,765
Series K025, Class A1
1.875%	04/25/22	5	4,924
Series K057, Class A1
2.206%	06/25/25	142	148,023
Series K068, Class A1
2.952%	02/25/27	177	189,140
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	$ 443,478
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.638%(c)	12/15/36	275	231,055
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	258,414
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	193,048
Series 2019-GSA01, Class B
3.511%	11/10/52	490	428,816
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	31,002
Series 2015-C31, Class A3
3.801%	08/15/48	150	160,120
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	115,001
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	119,204
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	59,347
Series 2015-C27, Class AS
4.068%	12/15/47	265	271,257
Series 2016-C30, Class A5
2.860%	09/15/49	75	74,879
Morgan Stanley Capital Trust,
Series 2019-MEAD, Class D, 144A
3.177%	11/10/36	580	490,382
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
2.293%(c)	04/15/32	820	674,648
RETL Trust,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.855%(c)	03/15/36	47	42,594
Wells Fargo Commercial Mortgage Trust,
Series 2019-C54, Class B
3.671%	12/15/52	645	578,342
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	40,933

Total Commercial Mortgage-Backed Securities (cost $8,524,933)			7,688,750
Corporate Bonds — 5.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	59,641

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
4.000%	03/15/22	120	$ 126,267
4.200%	04/15/24	35	35,393
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	149,740
3.650%	11/01/24	125	127,429
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	85,986
			584,456
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	41,625
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	322,076
			363,701
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	260	263,902
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	285	281,051
			544,953
Airlines — 0.2%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	69	66,502
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	308	309,830
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	950	820,920
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	105	96,273
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	215,109
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	15	14,198
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	79	73,364
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	169	162,553
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	174	163,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	445	$ 460,772
			2,383,177
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	405,565
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	325,449
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	395	368,084
Sr. Unsec’d. Notes
4.200%	11/06/21	650	613,559
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	494,635
Hyundai Capital America,
Gtd. Notes, 144A
2.850%	11/01/22	203	196,181
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	565	564,865
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	510	510,664
3.100%	05/10/21	410	413,922
			3,892,924
Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	24,425
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	205,268
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	199,634
2.750%	01/22/21(a)	410	410,499
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	375	352,829
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	396,348
3.848%	04/12/23	400	400,431
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	300	312,100
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	202,184
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
1.866%(c)	06/25/22	450	439,336

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, MTN
4.200%	08/26/24	10	$ 10,620
4.450%	03/03/26	225	241,990
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	465	454,458
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	247,806
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	196,876
4.875%	04/01/26	200	198,245
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	204,839
5.875%	01/30/42	25	33,541
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	249,582
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	30,287
Sub. Notes
4.300%	12/03/25	129	132,885
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25	250	255,804
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	337,355
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	596,000
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,644
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	125	128,661
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	375	375,533
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	200,217
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	191,800
3.375%	01/12/23	200	190,329
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.559%(ff)	04/23/24	250	261,491
Sub. Notes
4.250%	10/01/27	175	189,557
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	259,003
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	190	$ 203,572
4.300%	01/27/45	170	203,661
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	374,586
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,777
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	398,903
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	339,963
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21	460	449,043
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	400	407,494
Sub. Notes
3.625%(ff)	09/15/31	35	34,792
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	50,961
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.000%	04/15/21	200	200,718
4.125%	09/24/25	200	211,577
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	71,347
			10,909,546
Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	139,728
3.551%	05/25/21	260	262,881
			402,609
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	61,685
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	56,574
			118,259
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	30,731

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	$ 487,243
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	75,023
			592,997
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	360	357,104
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	243,976
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	83,344
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	335	335,478
			1,019,902
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,383
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	217,391
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	60,844
4.300%	09/15/44	75	80,168
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	84,433
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	40,021
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	161,010
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	35,906
4.125%	02/02/26	30	32,318
			722,474
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	326,201
3.500%	05/26/22	150	126,945
4.125%	07/03/23	250	226,957
4.875%	01/16/24	150	128,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	$ 331,355
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	144,312
3.350%	06/25/21	325	327,760
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	201,246
3.500%	01/15/22	165	149,535
3.625%	04/01/27	150	125,339
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20	250	248,112
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	173,357
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	74,089
3.850%	11/21/22	355	362,857
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	60,069
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	205	203,981
			3,210,948
Electric — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	45,553
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	37,231
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	373,868
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21	290	289,495
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	28,367
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	34,873
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	54,747
3.750%	09/01/46	45	44,960
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	187,886

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	$ 485,701
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	104,611
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	391,957
5.150%	12/01/20	25	25,255
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	310,185
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	367,352
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	387,620
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	395,095
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	400,870
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	269,002
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	140,600
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	523,946
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	156,830
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	251,304
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	338,676
			5,645,984
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	87,767
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	124,698
5.875%	06/15/20	25	25,234
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	390,705
			628,404
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	$ 157,820
Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	530,860
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	250,380
			781,240
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	170,268
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	25	25,129
			195,397
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	295	299,045
3.650%	06/15/23	265	270,843
3.950%	03/30/48	235	240,603
			810,491
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	98	104,088
4.750%	11/30/36	185	236,709
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	29,353
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	151,569
			521,719
Healthcare-Services — 0.5%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	222,964
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	134,452
4.650%	01/15/43	55	61,515
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	223,237
Unsec’d. Notes
4.185%	11/15/45	125	137,558

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	$ 777,620
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	418,314
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	566,848
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	510	513,495
MedStar Health, Inc.,
Sec’d. Notes
3.626%	08/15/49	375	405,795
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	87,820
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	155,078
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	964,995
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	254,573
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	219,882
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48(a)	525	672,669
			5,816,815
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	441,643
Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
1.636%(c)	09/20/21	520	519,616
Sr. Unsec’d. Notes, 144A
3.600%	04/09/29	490	508,601
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	198,979
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	52,250
Aon Corp.,
Gtd. Notes
2.200%	11/15/22(a)	565	562,660
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	89,454
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	$ 207,832
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,348
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	135	134,205
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	52,844
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.500%	06/15/49	475	466,664
4.850%	08/01/44(a)	450	437,695
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	30,564
3.500%	06/03/24	460	476,473
MassMutual Global Funding II,
Sec’d. Notes, 144A, MTN
1.950%	09/22/20	400	398,792
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.050%	06/12/20	150	149,950
3.450%	10/09/21(a)	610	614,400
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,485
3.400%	05/15/25	120	120,541
3.700%	05/15/29	325	336,013
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	548,841
4.900%	09/15/44	70	79,474
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	384,147
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	183,241
			6,620,069
Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	148,535
3.875%	08/22/37	220	263,104
5.200%	12/03/25	230	273,921
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	446,455
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	125,290
3.650%	03/15/25	75	74,138

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	160	$ 144,637
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	203,798
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	363,726
			2,043,604
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	280	251,252
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	138,943
			390,195
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	78,363
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	310,520
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	516,224
4.908%	07/23/25	305	327,831
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	600	622,719
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	19,479
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,016
6.550%	05/01/37	28	33,081
6.750%	06/15/39	30	34,249
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	30	32,615
4.500%	02/15/21	25	25,615
5.650%	08/15/20	30	30,415
			1,652,244
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	35	35,869
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	$ 104,944
			140,813
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	292,617
Oil & Gas — 0.3%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26(a)	545	555,089
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23(a)	500	432,705
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	75,988
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	500	532,522
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	710	501,500
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	195,142
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	136,801
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	60	48,080
2.900%	08/15/24	1,005	552,498
3.400%	04/15/26	175	84,380
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	199,888
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	200	196,151
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	53,374
3.700%	03/15/28	260	263,917
4.500%	03/04/29	350	317,800
			4,145,835
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	227,403
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	31,080

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	$ 56,253
3.600%	05/14/25	220	230,519
4.500%	05/14/35	200	221,543
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	232,280
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	235	238,666
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.550%	08/15/22	155	160,846
4.625%	05/15/44	185	234,161
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	210	214,245
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21	80	80,464
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	375,542
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	355	357,691
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	264,146
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	85	81,707
			2,748,063
Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	76,757
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	37,437
4.950%	12/15/24	60	48,575
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	165	141,708
3.701%	01/15/39	135	116,661
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	90,028
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	62,659
4.250%	12/01/26	55	49,849
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	215	168,118
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.250%	04/15/29	345	$ 291,860
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	38,394
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	129,257
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	120,137
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	156,563
			1,528,003
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25(a)	595	616,718
4.000%	01/15/24(a)	445	465,498
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	500	493,016
4.125%	07/01/24	50	51,776
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	75,130
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	43,188
3.900%	03/15/27	70	67,811
4.125%	06/15/26	115	120,124
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,118
3.700%	06/15/26	200	203,949
4.750%	05/15/47	85	93,077
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	852,516
4.500%	03/15/48(a)	350	360,061
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	154,130
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	201,861
4.250%	08/15/29	100	108,080
4.375%	10/01/25	40	43,224
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	146,258
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	449,404

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	$ 158,936
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	315	320,700
2.877%	07/15/46	90	89,690
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	99,043
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29	605	523,217
3.950%	08/15/27	195	183,888
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20	200	198,791
			6,150,204
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	130	129,263
3.125%	04/21/26	70	68,839
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	245,729
4.625%	09/15/21	50	50,868
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	505	485,143
4.450%	02/15/25	10	8,267
4.850%	04/01/24	105	87,915
			1,076,024
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	261,438
3.000%	01/15/22	565	559,530
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	190	185,246
			1,006,214
Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	287,111
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	187,890
			475,001
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.0%
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	$ 25,007
3.663%	05/15/45	50	50,021
3.720%	07/15/43	160	164,395
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	46,310
			285,733
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	435	446,589
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	228,902
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	360	346,686
4.300%	05/15/43	80	86,869
4.700%	05/01/48	225	221,337
			883,794
Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26(a)	375	383,789
3.500%	03/15/28(a)	280	283,285
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	150	149,903
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	208,980
4.125%	07/15/23	200	209,695
			1,235,652

Total Corporate Bonds (cost $71,983,355)			71,537,904
Municipal Bonds — 0.8%
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	713,435
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	291,308
Northern California Power Agency,
Taxable, Revenue Bonds, BABs
7.311%	06/01/40	200	293,814
San Jose Redevelopment Agency Successor Agency,
Tax Allocation, Series A-T
3.375%	08/01/34	165	160,233

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	$ 183,349
7.625%	03/01/40	100	162,039
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	15,707
			1,819,885
Florida — 0.0%
Country of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	408,305
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	176,314
			584,619
Georgia — 0.1%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	589	774,547
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs
6.229%	11/15/34	670	894,149
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	550,228
			1,444,377
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	278,241
New York — 0.2%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	519,507
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	389,239
4.850%	07/01/48	800	885,560
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	54,374
			1,848,680
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	175,093
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	121,859
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.1%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	$ 492,307
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	738,403
			1,230,710
Utah — 0.1%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	737,249
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	269,045

Total Municipal Bonds (cost $8,989,023)			9,284,305
Residential Mortgage-Backed Securities — 0.8%
COLT Mortgage Loan Trust,
Series 2019-02, Class A1, 144A
3.337%(cc)	05/25/49	213	208,702
Series 2019-02, Class A3, 144A
3.541%(cc)	05/25/49	253	247,185
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/40	202	194,271
Deephaven Residential Mortgage Trust,
Series 2018-01A, Class A1, 144A
2.976%(cc)	12/25/57	73	72,257
Series 2019-02A, Class A1, 144A
3.558%(cc)	04/25/59	234	227,583
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	261	250,757
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.047%(c)	11/25/29	885	727,804
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.627%(c)	10/25/30	44	43,393
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	122	126,122
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
1.205%(c)	08/15/46	11	10,387
Series 4621, Class FK, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
1.205%(c)	10/15/46	54	53,868
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
1.205%(c)	10/15/46	33	33,030

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
3.797%(c)	04/25/28	50	$ 48,660
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
1.397%(c)	07/25/30	60	58,709
Series 2018-SPI02, Class M1, 144A
3.811%(cc)	05/25/48	143	138,400
Series 2019-HQA02, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.647%(c)	04/25/49	9	8,858
Series 2019-HQA04, Class M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.717%(c)	11/25/49	210	202,607
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	118	116,624
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	146	144,549
Series 2019-H01, Class A1, 144A
2.657%(cc)	10/25/59	446	441,764
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	406	401,994
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	534	509,963
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	117	122,056
Series 2018-08, Class DA
3.000%	11/20/47	76	79,955
Series 2018-122, Class FE, 1 Month LIBOR + 0.300% (Cap 6.500%, Floor 0.300%)
1.073%(c)	09/20/48	171	168,815
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A1, 144A
3.766%(cc)	06/25/48	170	164,506
Series 2019-01, Class A1, 144A
3.454%(cc)	01/25/59	495	475,952
Series 2019-03, Class A1, 144A
2.675%(cc)	11/25/59	276	262,717
Series 2019-03, Class A3, 144A
3.031%(cc)	11/25/59	276	262,820
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	500	504,442
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	623	615,528
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	272	267,414
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.047%(c)	10/25/59	163	154,202
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	195	196,287
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.897%(c)	02/25/60	165	$ 159,721
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	54	50,119
Sequoia Mortgage Trust,
Series 2018-CH01, Class A11, 144A
3.500%(cc)	02/25/48	145	142,939
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	326	329,023
Series 2018-CH04, Class A11, 144A
4.000%(cc)	10/25/48	241	237,798
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	321	310,049
Starwood Mortgage Residential Trust,
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	228	226,669
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	85	81,296
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	218	207,326
Verus Securitization Trust,
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58	149	141,297
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	186	177,901

Total Residential Mortgage-Backed Securities (cost $9,966,632)			9,606,319
Sovereign Bonds — 0.1%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	201,343
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	403,961
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	77,178
Province of Alberta (Canada),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20	200	200,784
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	272,469

Total Sovereign Bonds (cost $1,136,286)			1,155,735
U.S. Government Agency Obligations — 1.9%
Federal Home Loan Mortgage Corp.
3.000%	01/01/27	20	21,315
3.000%	02/01/30	39	40,796
3.000%	08/01/43	159	167,891
3.000%	09/01/49	168	177,527

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/42	4	$ 4,620
3.500%	12/01/42	104	111,798
3.500%	07/01/43	65	69,797
3.500%	01/01/44	154	165,146
3.500%	03/01/45	296	316,253
3.500%	03/01/46	259	278,135
4.000%	09/01/40	2	2,475
4.000%	12/01/40	37	39,844
4.000%	02/01/41	42	44,921
4.000%	04/01/42	6	6,590
4.000%	06/01/42	19	20,635
4.000%	11/01/45	150	162,455
4.500%	05/01/40	16	17,663
4.500%	10/01/41	118	128,683
4.500%	05/01/42	57	62,023
5.000%	07/01/35	27	29,636
5.000%	09/01/39	5	5,917
5.500%	06/01/36	33	37,768
6.000%	08/01/34	19	22,291
6.000%	01/01/38	6	7,433
Federal National Mortgage Assoc.
2.000%	07/01/28	13	13,846
2.500%	05/01/30	36	37,691
2.500%	05/01/32	150	156,204
3.000%	TBA	700	734,043
3.000%	12/01/27	9	8,987
3.000%	10/01/28	22	22,668
3.000%	03/01/30	67	70,935
3.000%	09/01/33	14	14,786
3.000%	01/01/35	56	58,541
3.000%	11/01/36	33	35,381
3.000%	11/01/36	134	141,583
3.000%	12/01/36	38	40,616
3.000%	01/01/43	46	48,574
3.000%	01/01/43	196	207,425
3.000%	02/01/43	291	307,559
3.000%	03/01/43	206	217,998
3.000%	05/01/43	2	2,598
3.000%	05/01/43	31	32,692
3.000%	05/01/43	104	110,145
3.000%	05/01/43	209	220,796
3.000%	07/01/43	24	25,443
3.000%	09/01/43	98	103,298
3.000%	09/01/46	50	52,585
3.000%	11/01/46	21	22,062
3.000%	11/01/46	28	30,044
3.000%	11/01/46	46	48,478
3.000%	11/01/46	109	114,767
3.000%	11/01/46	147	155,636
3.000%	11/01/46	188	198,435
3.000%	11/01/46	225	237,752
3.000%	12/01/46	27	29,012
3.000%	12/01/46	100	105,287
3.000%	12/01/46	150	158,875
3.000%	12/01/46	152	160,302
3.000%	12/01/46	160	169,201
3.000%	01/01/47	101	106,536
3.000%	02/01/47	282	297,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/47	207	$ 219,524
3.000%	08/01/49	149	157,378
3.000%	10/01/49	313	327,894
3.500%	TBA	400	423,055
3.500%	11/01/32	181	192,404
3.500%	02/01/35	17	18,197
3.500%	06/01/38	106	112,757
3.500%	10/01/41	18	18,911
3.500%	07/01/42	54	58,166
3.500%	06/01/43	18	19,039
3.500%	06/01/43	27	28,763
3.500%	07/01/43	113	121,037
3.500%	08/01/43	163	173,891
3.500%	09/01/43	61	65,708
3.500%	03/01/44	28	30,354
3.500%	07/01/44	103	110,836
3.500%	04/01/45	1	1,156
3.500%	04/01/45	33	34,829
3.500%	04/01/45	174	186,027
3.500%	05/01/45	84	89,963
3.500%	07/01/45	184	196,528
3.500%	09/01/45	198	211,450
3.500%	11/01/45	41	43,405
3.500%	11/01/45	41	43,419
3.500%	12/01/45	288	309,157
3.500%	01/01/46	128	136,769
3.500%	06/01/46	217	232,609
3.500%	02/01/47	46	49,097
3.500%	12/01/47	18	18,751
3.500%	02/01/48	72	76,454
3.500%	08/01/49	66	69,589
3.500%	10/01/49	206	218,118
4.000%	TBA	600	640,628
4.000%	11/01/40	49	52,945
4.000%	11/01/40	294	321,166
4.000%	12/01/40	12	13,143
4.000%	02/01/41	27	28,924
4.000%	02/01/41	33	35,547
4.000%	02/01/41	67	73,027
4.000%	02/01/41	83	89,909
4.000%	01/01/42	30	32,401
4.000%	08/01/42	56	61,062
4.000%	01/01/43	22	24,325
4.000%	03/01/44	267	290,792
4.000%	09/01/45	16	16,835
4.000%	10/01/45	145	156,915
4.000%	11/01/45	14	15,590
4.000%	12/01/45	29	31,304
4.000%	01/01/46	134	144,906
4.000%	03/01/46	38	41,336
4.000%	07/01/46	92	99,108
4.000%	09/01/46	12	13,454
4.000%	12/01/46	13	14,194
4.000%	02/01/47	117	126,354
4.000%	02/01/48	114	122,882
4.000%	02/01/49	88	94,157
4.000%	11/01/49	351	375,347
4.500%	TBA	325	349,781

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/24	4	$ 4,594
4.500%	01/01/27	5	5,176
4.500%	09/01/35	27	29,409
4.500%	12/01/39	6	6,573
4.500%	03/01/40	13	13,901
4.500%	08/01/40	67	73,000
4.500%	10/01/40	29	32,257
4.500%	05/01/41	15	16,163
4.500%	01/01/44	42	46,102
4.500%	01/01/44	118	128,217
4.500%	04/01/44	52	56,900
4.500%	03/01/46	40	43,228
4.500%	07/01/46	116	126,226
4.500%	09/01/46	326	356,579
4.500%	08/01/48	132	142,294
4.500%	08/01/48	251	270,128
4.500%	08/01/48	278	299,513
4.500%	11/01/49	30	31,991
4.500%	01/01/50	102	110,086
5.000%	10/01/33	12	13,509
5.000%	11/01/33	3	3,370
5.000%	11/01/33	3	3,396
5.000%	10/01/34	5	5,251
5.000%	04/01/35	2	2,193
5.000%	07/01/35	3	2,812
5.000%	07/01/35	8	9,016
5.000%	07/01/35	11	12,392
5.000%	10/01/35	15	16,641
5.000%	07/01/41	182	202,128
5.000%	02/01/42	32	35,535
5.000%	05/01/42	25	27,496
5.000%	07/01/42	57	63,658
5.500%	04/01/34	6	7,245
5.500%	02/01/35	15	17,182
5.500%	11/01/35	29	33,090
5.500%	01/01/36	6	6,311
5.500%	07/01/36	30	33,786
5.500%	08/01/37	37	41,492
5.500%	08/01/37	709	803,785
6.000%	02/01/34	107	122,575
6.000%	04/01/35	7	7,813
6.000%	04/01/35	7	8,369
6.000%	03/01/37	25	28,408
6.000%	01/01/40	6	6,566
6.000%	07/01/41	93	106,503
6.000%	07/01/41	382	440,259
6.500%	11/01/36	11	12,434
Government National Mortgage Assoc.
2.500%	01/20/43	10	10,386
3.000%	03/20/43	251	268,007
3.000%	08/20/43	30	32,389
3.000%	10/20/49	802	842,261
3.500%	01/15/42	10	11,291
3.500%	03/20/42	27	28,493
3.500%	05/20/42	10	10,326
3.500%	06/20/42	13	13,483
3.500%	07/20/42	291	310,618
3.500%	08/20/42	22	23,173
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/20/42	57	$ 61,155
3.500%	12/20/42	10	11,054
3.500%	01/20/43	74	78,734
3.500%	02/20/43	25	26,432
3.500%	03/20/43	30	32,474
3.500%	09/20/43	101	107,704
3.500%	10/15/43	54	58,636
3.500%	01/20/45	470	505,121
3.500%	02/20/45	14	14,528
3.500%	10/20/45	14	15,540
3.500%	02/20/46	43	46,606
3.500%	02/20/46	55	59,165
3.500%	07/20/46	112	119,202
3.500%	02/20/48	196	209,860
4.000%	02/15/41	6	6,678
4.000%	03/15/41	6	6,746
4.000%	10/20/41	47	51,088
4.000%	04/20/42	32	35,209
4.000%	01/20/44	118	128,792
4.000%	02/20/44	38	41,467
4.000%	01/20/46	73	79,077
4.000%	05/20/46	88	95,418
4.500%	05/20/40	23	25,468
4.500%	01/20/41	34	37,144
4.500%	09/15/45	32	35,142
4.500%	09/20/48	314	338,962
5.000%	05/20/33	10	11,205
5.000%	12/20/34	8	8,464
5.000%	04/15/39	7	7,443
5.000%	09/15/39	3	3,353
5.000%	12/15/39	12	13,709
5.000%	01/15/40	12	13,439
5.000%	02/15/40	5	5,995
5.000%	05/20/40	15	16,931
5.000%	06/15/40	11	12,091
5.000%	06/20/40	14	15,386
5.000%	08/20/40	5	5,017
5.000%	11/20/42	25	27,871
5.000%	08/20/47	47	50,849
5.000%	11/20/47	107	116,378
5.000%	05/20/48	56	61,678
5.000%	06/20/48	67	73,616
5.000%	07/20/48	29	31,974
5.500%	08/20/38	11	12,712
5.500%	05/20/48	269	291,588
5.500%	01/20/49	44	47,860
5.500%	03/20/49	473	508,490

Total U.S. Government Agency Obligations (cost $21,892,430)			22,680,710
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bonds
2.000%	02/15/50	850	987,195
4.500%	05/15/38(k)	445	700,319
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	32	31,483
0.125%	07/15/22	22	21,538
0.125%	01/15/23	37	37,006

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.125%	10/15/24	63	$ 64,411
0.125%	01/15/30	4	4,141
0.250%	07/15/29	22	22,664
0.250%	02/15/50	1	726
0.375%	07/15/27	14	14,229
0.625%	07/15/21	5	4,988
0.625%	01/15/26	3	2,806
1.000%	02/15/49	13	15,849
U.S. Treasury Notes
0.500%	03/31/25	5,350	5,383,855

Total U.S. Treasury Obligations (cost $7,220,466)			7,291,210

Total Long-Term Investments (cost $1,184,529,924)			1,083,260,073

	Shares
Short-Term Investments — 17.2%
Affiliated Mutual Funds — 15.3%
PGIM Core Ultra Short Bond Fund(w)	137,717,602	137,717,602
PGIM Institutional Money Market Fund (cost $50,212,355; includes $50,131,734 of cash collateral for securities on loan)(b)(w)	50,299,935	50,219,455

Total Affiliated Mutual Funds (cost $187,929,957)		187,937,057

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.9%
U.S. Treasury Bills
0.121%	03/25/21	20,147	20,114,437
0.406%	08/20/20	1,715	1,714,273
1.513%	04/09/20	1,996	1,995,974

Total U.S. Treasury Obligations (cost $23,830,430)			23,824,684

Total Short-Term Investments (cost $211,760,387)			211,761,741

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.5% (cost $1,396,290,311)			1,295,021,814

Options Written*~ — (0.0)%
(premiums received $68,056)	(10,176)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.5% (cost $1,396,222,255)	1,295,011,638

Liabilities in excess of other assets(z) — (5.5)%	(67,860,374)

Net Assets — 100.0%	$ 1,227,151,264

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SGMX	Sigma X MTF
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XETR	Frankfurt Stock Exchange
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,392,715; cash collateral of $50,131,734 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

A28

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
ASML Holding NV	Call	Goldman Sachs International	04/17/20	$300.00	15	EUR	2	$ (414)
Lonza Group AG	Call	Goldman Sachs International	04/17/20	$430.00	4	CHF	—(r )	(2,639)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	07/17/20	$145.00	53		5	(1,060)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	$150.00	29		3	(2,363)
Thales SA	Call	Goldman Sachs International	04/17/20	$ 78.00	11	EUR	1	(2,548)
Ubisoft Entertainment SA	Call	JPMorgan Chase Bank, N.A.	04/17/20	$ 78.00	19	EUR	2	(1,152)
Total Options Written (premiums received $68,056)								$(10,176)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	2 Year U.S. Treasury Notes	Jun. 2020	$ 4,628,039	$ 27,197
32	5 Year U.S. Treasury Notes	Jun. 2020	4,011,500	33,770
13	10 Year U.S. Treasury Notes	Jun. 2020	1,802,937	(1,196)
7	20 Year U.S. Treasury Bonds	Jun. 2020	1,253,438	(3,010)
35	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	7,765,625	200,548
304	Mini MSCI EAFE Index	Jun. 2020	23,701,360	(76,018)
97	Mini MSCI Emerging Markets Index	Jun. 2020	4,088,065	(51,201)
149	Russell 2000 E-Mini Index	Jun. 2020	8,549,620	(38,672)
357	S&P 500 E-Mini Index	Jun. 2020	45,869,145	(188,327)
23	S&P Mid Cap 400 E-Mini Index	Jun. 2020	3,306,940	2,079
				$ (94,830)
Forward foreign currency exchange contract outstanding at March 31, 2020:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Japanese Yen,
Expiring 04/15/20	Citibank, N.A.	JPY	145,304	$1,409,733	$1,352,292	$57,441	$—
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.125%(Q)	30,000	1.137%	$(186,074)	$(193,787)	$(7,713)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the
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AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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